Summary of Significant Accounting Policies (Narrative) (Details)	6 Months Ended
Jun. 30, 2019
Options to extend leases	5 years
Remaining lease terms	3 years 10 months 25 days
Minimum [Member]
Remaining lease terms	1 year
Maximum [Member]
Remaining lease terms	8 years